UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Short Duration Plus Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 47.1%
Consumer Discretionary 3.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	54,540
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	35,350
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	113,988
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,328,258
Avis Budget Car Rental LLC, 2.786% *, 5/15/2014	2,250,000	2,160,000
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	890,375
Comcast Corp., 4.95%, 6/15/2016	9,400,000	10,127,626
DirecTV Holdings LLC:
3.55%, 3/15/2015	4,140,000	4,205,921
4.75%, 10/1/2014	5,570,000	5,936,272
7.625%, 5/15/2016	140,000	155,225
Discovery Communications LLC, 3.7%, 6/1/2015	4,470,000	4,627,956
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	943,088
7.125%, 2/1/2016	50,000	51,625
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,751,410
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	51,125
Hertz Corp., 8.875%, 1/1/2014	58,000	59,305
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015 (a)	4,690,000	4,812,475
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,330,000
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	4,700,000	4,758,750
NBC Universal, Inc.:
144A, 2.875%, 4/1/2016	14,000,000	13,677,412
144A, 3.65%, 4/30/2015	9,000,000	9,231,255
Norcraft Holdings LP, 9.75%, 9/1/2012	5,000	5,031
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	107,100
TCM Sub LLC, 144A, 3.55%, 1/15/2015	7,210,000	7,359,074
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,936,759
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,482,050
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,725
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	4,897,316

		104,106,011
Consumer Staples 1.2%
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	9,230,000	10,169,180
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	899,938
Del Monte Corp., 7.5%, 10/15/2019	850,000	991,312
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	1,400,000	1,543,828
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,403,052
Reynolds American, Inc., 1.002% *, 6/15/2011	5,000,000	5,005,955
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	52,000
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,431,861

		32,497,126
Energy 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	8,200,000	8,809,170
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	68,575
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	8,012,744
Cenovus Energy, Inc., 4.5%, 9/15/2014	3,900,000	4,179,060
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	10,175
Chesapeake Energy Corp., 7.25%, 12/15/2018	45,000	46,575
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	5,083,975
El Paso Corp.:
7.25%, 6/1/2018	35,000	37,468
9.625%, 5/15/2012	26,000	27,710
Enterprise Products Operating LLC:
4.6%, 8/1/2012	5,770,000	6,055,828
Series G, 5.6%, 10/15/2014	3,940,000	4,350,966
Series M, 5.65%, 4/1/2013	1,175,000	1,265,205
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,389,918
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,428,934
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	195,487
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	3,680,000	4,038,701
6.75%, 3/15/2011	2,800,000	2,831,083
Marathon Oil Corp., 6.5%, 2/15/2014	3,080,000	3,467,221
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	94,725
Noble Holding International Ltd., 3.45%, 8/1/2015	4,700,000	4,799,555
OPTI Canada, Inc., 7.875%, 12/15/2014	75,000	52,969
Petrohawk Energy Corp., 7.875%, 6/1/2015	35,000	36,444
Petroleos Mexicanos, 4.875%, 3/15/2015 (a)	6,420,000	6,757,050
Plains All American Pipeline LP:
3.95%, 9/15/2015	3,200,000	3,306,490
4.25%, 9/1/2012	4,805,000	5,010,635
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	51,375
7.625%, 6/1/2018	95,000	99,987
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	84,562
Stone Energy Corp., 6.75%, 12/15/2014	35,000	34,125
Transocean Ltd., 4.95%, 11/15/2015	7,820,000	8,081,673
Valero Energy Corp., 4.5%, 2/1/2015	7,030,000	7,311,523
Western Refining, Inc., 144A, 10.75% *, 6/15/2014	1,000,000	1,065,000
Williams Partners LP, 3.8%, 2/15/2015	2,800,000	2,893,528

		94,978,436
Financials 27.0%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	14,955,000	14,819,478
AEGON NV, 4.625%, 12/1/2015	9,380,000	9,667,741
Ally Financial, Inc., 6.875%, 9/15/2011	264,000	271,260
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,556,944
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	6,965,069
American General Finance Corp., Series J, 5.9%, 9/15/2012 (a)	7,000,000	6,615,000
American International Group, Inc.:
Series 2005-28, 4.43% *, 3/4/2015	2,300,000	2,254,000
9.0% *, 12/14/2022	6,000,000	5,853,000
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,646,638
ANZ National (Int'l) Ltd., 144A, 3.125%, 8/10/2015	7,845,000	7,802,951
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	31,746
Bank Nederlandse Gemeenten NV, 144A, 1.75%, 10/6/2015	9,380,000	9,053,754
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	4,688,000	5,029,919
Bank of Nova Scotia, 144A, 1.65%, 10/29/2015	9,380,000	8,966,145
Barclays PLC:
144A, 2.5%, 9/21/2015	8,360,000	8,056,942
Series 1, 5.0%, 9/22/2016	9,750,000	10,317,450
6.286% *, 11/10/2025	1,870,000	1,870,000
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,257,104
BNP Paribas:
144A, 2.2%, 11/2/2015	9,380,000	8,983,414
144A, 4.8%, 6/24/2015	9,300,000	9,749,153
BP Capital Markets PLC, 3.125%, 10/1/2015	10,000,000	9,993,130
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,351,034
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	4,291,012
CitiFinancial, Inc.., 6.625%, 6/1/2015	3,810,000	4,141,028
Citigroup, Inc., 4.75%, 5/19/2015	10,000,000	10,470,970
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,428,988
CNA Financial Corp., 6.5%, 8/15/2016	8,460,000	9,059,814
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	5,316,690
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	7,364,679
Credit Agricole SA, 144A, 3.5%, 4/13/2015	18,353,000	18,474,901
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	10,319,495
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	11,320,690
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,919,776
DnB NOR Boligkreditt, 144A, 2.1%, 10/14/2015	9,000,000	8,558,973
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,886,125
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,946,861
Export-Import Bank of Korea, 4.125%, 9/9/2015	9,500,000	9,654,812
Ford Motor Credit Co., LLC, 7.25%, 10/25/2011	249,000	257,353
General Electric Capital Corp.:
3.5%, 6/29/2015	6,500,000	6,613,880
Series A, 3.75%, 11/14/2014	8,205,000	8,481,664
5.0%, 5/15/2016	7,600,000	7,841,794
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	6,560,000	6,577,817
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,946,251
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	6,000,000	6,180,000
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,719,616
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,118,495
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,822,758
ING Bank NV, 144A, 2.0%, 10/18/2013	14,000,000	13,832,980
Intesa Sanpaolo, 144A, 3.625%, 8/12/2015	14,000,000	13,534,332
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,487,186
JPMorgan Chase & Co., 4.65%, 6/1/2014	13,850,000	14,783,338
KeyCorp, Series H, 6.5%, 5/14/2013	15,505,000	16,834,011
Lincoln National Corp.:
4.3%, 6/15/2015	4,665,000	4,805,580
6.2%, 12/15/2011	9,727,000	10,187,807
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	10,105,000	10,102,696
Manulife Financial Corp., 3.4%, 9/17/2015	14,000,000	13,713,420
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	9,400,000	9,698,309
Morgan Stanley:
3.45%, 11/2/2015	8,500,000	8,287,126
Series F, 5.625%, 1/9/2012	6,850,000	7,152,386
6.0%, 5/13/2014	3,750,000	4,051,800
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,276,268
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,543,922
Nordic Investment Bank, 1.625%, 1/28/2013 (a)	7,000,000	7,091,294
Northern Trust Corp., 4.625%, 5/1/2014	2,770,000	2,994,719
Novartis Capital Corp., 4.125%, 2/10/2014	4,395,000	4,690,318
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,942,201
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,903,279
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,633,514
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,905,882
6.2%, 1/15/2015	2,770,000	3,054,781
Qtel International Finance Ltd., 144A, 3.375%, 10/14/2016	8,730,000	8,315,788
Rabobank Nederland NV, 144A, 4.2%, 5/13/2014	9,230,000	9,819,142
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	19,713
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014	15,010,000	18,172,907
Royal Bank of Scotland PLC:
144A, 4.875%, 8/25/2014	11,630,000	11,911,097
4.875%, 3/16/2015	15,600,000	15,957,614
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015	15,600,000	14,780,376
Simon Property Group LP, (REIT), 4.2%, 2/1/2015	905,000	946,295
Societe Generale:
144A, 3.1%, 9/14/2015	11,765,000	11,497,335
144A, 3.5%, 1/15/2016	9,350,000	9,209,600
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	45,113
8.375%, 3/15/2012	20,000	21,150
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	2,040,000	2,100,315
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	7,850,000	8,040,417
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,873,843
5.25%, 11/15/2013	4,600,000	4,792,308
6.175%, 6/18/2014	6,150,000	6,540,328
Textron Financial Corp., 5.4%, 4/28/2013	9,680,000	10,031,374
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015 (a)	2,795,000	2,847,859
5.125%, 1/15/2015	5,620,000	6,038,038
6.0%, 5/1/2014	2,825,000	3,112,127
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,396,481
UBS AG, 3.875%, 1/15/2015	9,000,000	9,275,598
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	2,972,354
Verizon Wireless Capital LLC, 3.75%, 5/20/2011	4,620,000	4,676,637
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	894,625
Wells Fargo & Co.:
3.625%, 4/15/2015 (a)	4,730,000	4,904,740
Series I, 3.75%, 10/1/2014	4,680,000	4,885,382
Woori Bank, 144A, 4.5%, 10/7/2015 (a)	12,055,000	12,218,598

		723,630,617
Health Care 1.9%
Boston Scientific Corp., 6.0%, 1/15/2020	850,000	886,039
CareFusion Corp., 4.125%, 8/1/2012	1,320,000	1,375,271
Community Health Systems, Inc., 8.875%, 7/15/2015	60,000	63,000
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,781,211
6.25%, 6/15/2014	1,835,000	2,051,460
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	4,814,918
HCA, Inc.:
7.25%, 9/15/2020	850,000	888,250
9.125%, 11/15/2014	45,000	47,194
9.25%, 11/15/2016	270,000	288,056
9.625%, 11/15/2016 (PIK)	105,000	112,481
Laboratory Corp. of America Holdings, 3.125%, 5/15/2016	2,600,000	2,569,585
Life Technologies Corp.:
3.375%, 3/1/2013	7,050,000	7,209,690
4.4%, 3/1/2015	2,315,000	2,405,686
McKesson Corp., 6.5%, 2/15/2014	1,680,000	1,887,445
Medtronic, Inc., 4.5%, 3/15/2014	4,020,000	4,363,529
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	72,100
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	4,954,307
WellPoint, Inc., 5.0%, 1/15/2011	3,226,000	3,229,404
Wyeth, 5.5%, 2/1/2014	7,380,000	8,204,405

		50,204,031
Industrials 1.5%
3M Co., 4.65%, 12/15/2012	6,460,000	6,947,362
Actuant Corp., 6.875%, 6/15/2017	30,000	30,675
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,900
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,947,709
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	104,025
Belden, Inc., 7.0%, 3/15/2017	35,000	35,437
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	12,113,532
Cenveo, Inc., 144A, 10.5%, 8/15/2016	50,000	49,125
Corrections Corp. of America, 7.75%, 6/1/2017	850,000	902,062
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,293,574
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,930,000	2,325,094
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	43,120
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014	55,000	57,475
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	52,000
Textron, Inc., 6.2%, 3/15/2015	4,620,000	5,040,730
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	5,038,386

		40,001,206
Information Technology 0.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	37,920
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,043,862
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	1,060,000	1,091,800
MasTec, Inc., 7.625%, 2/1/2017	55,000	54,725
Motorola, Inc., 5.375%, 11/15/2012	5,100,000	5,382,234
Sanmina-SCI Corp., 144A, 3.052% *, 6/15/2014	1,500,000	1,417,500
Vangent, Inc., 9.625%, 2/15/2015	35,000	31,675
Xerox Corp., 5.65%, 5/15/2013	2,830,000	3,067,330

		18,127,046
Materials 2.5%
Airgas, Inc.:
2.85%, 10/1/2013	5,630,000	5,674,111
3.25%, 10/1/2015	5,630,000	5,561,595
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015	25,000	20,000
ArcelorMittal, 9.0%, 2/15/2015	10,000,000	11,902,090
Ball Corp., 6.75%, 9/15/2020	850,000	892,500
Berry Plastics Corp., 5.039% *, 2/15/2015	3,355,000	3,237,575
Clondalkin Acquisition BV, 144A, 2.302% *, 12/15/2013	75,000	71,813
CPG International I, Inc., 10.5%, 7/1/2013	90,000	91,800
Crown Americas LLC, 7.625%, 5/15/2017	850,000	913,750
Dow Chemical Co.:
4.85%, 8/15/2012	3,000,000	3,162,537
5.9%, 2/15/2015	14,070,000	15,578,220
Eastman Chemical Co., 3.0%, 12/15/2015	6,250,000	6,173,456
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	119,312
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	9,380,000	9,884,175
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	54,305
10.0%, 3/31/2015	62,080	56,493
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	885,000	942,525
Hexcel Corp., 6.75%, 2/1/2015	280,000	285,600
Lyondell Chemical Co., 11.0%, 5/1/2018	536,025	607,048
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	23,688
NewMarket Corp., 7.125%, 12/15/2016	80,000	81,800
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	903,125
Steel Dynamics, Inc., 144A, 7.625%, 3/15/2020	850,000	909,500
United States Steel Corp., 7.0%, 2/1/2018	850,000	862,750

		68,009,768
Telecommunication Services 2.4%
America Movil SAB de CV, 3.625%, 3/30/2015	4,480,000	4,606,470
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,777,125
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,069,925
Crown Castle Towers LLC:
144A, 3.214%, 8/15/2015	5,440,000	5,355,250
144A, 4.523%, 1/15/2015	1,250,000	1,298,883
France Telecom SA, 4.375%, 7/8/2014	11,090,000	11,849,354
Frontier Communications Corp., 8.125%, 10/1/2018	850,000	932,875
Intelsat Corp., 9.25%, 6/15/2016	245,000	264,600
iPCS, Inc., 2.412% *, 5/1/2013	30,000	28,875
Qwest Corp.:
7.5%, 10/1/2014	12,000,000	13,440,000
7.875%, 9/1/2011	130,000	133,900
Telefonica Emisiones SAU:
5.984%, 6/20/2011	3,000,000	3,066,528
6.421%, 6/20/2016	12,380,000	13,531,241
Windstream Corp.:
7.0%, 3/15/2019	60,000	59,100
8.625%, 8/1/2016	20,000	21,050

		63,435,176
Utilities 2.5%
AES Corp., 8.0%, 6/1/2020	40,000	42,400
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,776,917
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,991,597
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,720,750
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,622,748
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,988,072
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,446,702
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	4,956,397
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,541,147
Kinder Morgan, Inc., 6.5%, 9/1/2012	105,000	110,513
Korea Electric Power Corp.:
144A, 3.0%, 10/5/2015	9,000,000	8,769,908
144A, 3.125%, 9/16/2015	3,185,000	3,087,724
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,450
Mirant North America LLC, 7.375%, 12/31/2013	50,000	50,942
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	117,300
7.375%, 2/1/2016	110,000	112,750
7.375%, 1/15/2017	100,000	103,000
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,918,817
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,901,600

		68,289,734

Total Corporate Bonds (Cost $1,221,042,309)		1,263,279,151
Mortgage-Backed Securities Pass-Throughs 2.1%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2023	4,824,823	5,049,290
Federal National Mortgage Association:
4.5%, 4/1/2023 (a)	7,272,389	7,634,588
5.0%, 9/1/2023	5,383,308	5,746,051
6.0%, 8/1/2021	2,411,444	2,627,438
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	3,536,985	3,717,980
6.0%, with various maturities from 1/15/2022 until 11/20/2038	7,997,335	8,672,835
6.5%, with various maturities from 8/20/2038 until 2/20/2040	11,327,995	12,391,209
7.0%, with various maturities from 7/20/2037 until 1/20/2039	9,072,137	10,149,877
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,565	1,768

Total Mortgage-Backed Securities Pass-Throughs (Cost $54,421,949)		55,991,036
Asset-Backed 7.1%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, "A2", Series 2010-B, 1.18%, 2/6/2014	3,750,000	3,752,585
AmeriCredit Prime Automobile Receivable:
"A4A", Series 2007-2M, 5.35%, 3/8/2016	9,801,428	10,283,264
"C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,765,700
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	3,716,000	3,745,085
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,340,000	2,344,640
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	13,077,932	13,425,741
Ford Credit Auto Owner Trust:
"A3A", Series 2007-B, 5.15%, 11/15/2011	105,589	105,796
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,210,459
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,319,573
Nissan Auto Receivables Owner Trust, "A3", Series 2008-B, 4.46%, 4/16/2012	722,008	727,872
Santander Drive Auto Receivables Trust, "A2", Series 2010-2, 0.95%, 8/15/2013	7,504,000	7,512,757
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.462% *, 7/14/2014	9,000,000	9,005,585
USAA Auto Owner Trust, "A2", Series 2009-2, 0.74%, 3/15/2012	547,576	547,638
Wachovia Auto Loan Owner Trust:
"D", Series 2006-1, 144A, 5.42%, 4/21/2014	7,500,000	7,514,206
"D", Series 2006-2A, 144A, 5.54%, 12/20/2012	1,500,000	1,518,062

		69,778,963
Credit Card Receivables 3.1%
Capital One Multi-Asset Execution Trust:
"C2", Series 2007-C2, 0.56% *, 11/17/2014	4,700,000	4,624,916
"A8", Series 2007-A8, 0.602% *, 10/15/2015	5,000,000	4,985,482
"A2", Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,337,961
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,062,213
Chase Issuance Trust, "C4", Series 2006-C4, 0.55% *, 1/15/2014	10,000,000	9,944,051
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	6,811,000	7,253,024
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,206,441
Discover Card Master Trust, "A2", Series 2007-A2, 0.642% *, 6/15/2015	13,500,000	13,479,774
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,252,246
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.68% *, 7/15/2015	4,700,000	4,571,740

		82,717,848
Home Equity Loans 0.8%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,097,986	985,528
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,623,009	389,522
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	3,772,658	2,659,075
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	93,924	80,689
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1,767,109	1,596,719
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34% *, 8/20/2029	83,502	82,034
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.361% *, 6/25/2012	5,699,318	5,050,736
Option One Mortgage Securities Corp., "NOTE", Series 2007-3A, 144A, 0.361% *, 4/25/2012	3,576,621	3,211,806
PennyMac Loan Trust, "A", Series 2010-NPL1, 144A, 4.25% *, 5/25/2050	7,426,817	7,250,299
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	1,673,506	1,679,890

		22,986,298
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,457,296	1,492,022
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	447,231	456,911

		1,948,933
Miscellaneous 0.5%
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	4,859,992	4,925,942
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	1,872,866	1,890,957
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	658,935	659,691
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.038% *, 7/25/2039	5,500,000	4,952,200

		12,428,790

Total Asset-Backed (Cost $191,630,071)		189,860,832
Commercial Mortgage-Backed Securities 9.9%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	7,062,731	7,114,394
"A1", Series 2008-1, 5.268%, 2/10/2051	4,819,393	4,901,391
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,230,210
"A1", Series 2007-PW17, 5.282%, 6/11/2050	2,439,667	2,481,875
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	9,615,750
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	4,079,233	4,093,898
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	6,766,477	6,777,170
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,338,296
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,827,107
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	9,966,626
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	11,150,000	11,612,633
"A4", Series 2001-CP4, 6.18%, 12/15/2035	4,728,679	4,787,840
"A4", Series 2001-CF2, 6.505%, 2/15/2034	717,944	717,587
"H", Series 2002-CKP1, 144A, 7.191% *, 12/15/2035	4,900,000	4,834,349
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	8,923,937
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	1,430,209	1,429,710
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,195,415
"A2", Series 2005-GG5, 5.117%, 4/10/2037	8,820,307	8,887,770
"A2", Series 2007-GG9, 5.381%, 3/10/2039	7,584,367	7,791,646
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,909,957
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	1,267,886	1,269,384
"A1", Series 2007-C1, 4.98%, 2/15/2051	5,781,171	5,893,160
"A2", Series 2004-CB9, 5.108%, 6/12/2041	6,748,879	6,803,755
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	9,994,800
"A4", Series 2006-LDP7, 5.875% *, 4/15/2045	9,380,000	10,258,052
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	1,500,000	1,529,211
"A2", Series 2005-C1, 4.31%, 2/15/2030	1,554,660	1,557,371
"A2", Series 2005-C3, 4.553%, 7/15/2030	5,421,866	5,431,565
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,498,063
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	9,610,698
"A3", Series 2004-C4, 5.106% *, 6/15/2029	10,000,000	10,338,754
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855%, 10/12/2041	9,380,000	9,876,395
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	9,889,819
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	5,134,858	5,266,239
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	658,727	658,359
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.638% *, 8/15/2039	3,085,741	3,142,486

Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	3,206,179	3,205,552
"A4", Series 2005-C22, 5.272% *, 12/15/2044	9,380,000	10,055,250
"A2", Series 2007-C32, 5.741% *, 6/15/2049	10,000,000	10,507,300

Total Commercial Mortgage-Backed Securities (Cost $265,635,844)		267,223,774
Collateralized Mortgage Obligations 8.5%
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.87% *, 10/20/2032	139,368	141,835
"2A3", Series 2005-J, 3.126% *, 11/25/2035	3,490,296	3,384,840
"2A8", Series 2003-J, 3.223% *, 11/25/2033	2,120,581	2,055,887
"1A1O", Series 2005-4, 5.25%, 5/25/2035	797,510	813,729
"A15", Series 2006-2, 6.0%, 7/25/2046	2,580,608	2,554,934
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	7,292,473	7,381,470
"2A10", Series 2003-11, 5.5%, 12/25/2033	11,011,187	11,116,200
"1A1", Series 2005-7, 5.5%, 10/25/2035	3,892,392	3,898,106
"1A2", Series 2006-5, 6.0%, 10/25/2036	3,284,322	3,342,080
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	2,264,744	2,290,055
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	4,036,127	2,965,907
Countrywide Home Loans, "A35", Series 2005-24, 5.5%, 11/25/2035	4,253,583	4,251,783
Deutsche Alternative-A Securities, Inc. Mortgage Loan, "2A1", Series 2007-AR3, 0.371% *, 6/25/2037	968,733	964,754
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	4,704,160	5,084,167
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,426,635	2,683,375
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.811% *, 2/25/2048	3,669,552	3,675,313
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	8,327,227	8,412,167
"PT", Series 3586, IOette, 4.799% **, 2/15/2038	3,797,726	3,984,150
"MA", Series 2664, 5.0%, 4/15/2030	5,236,978	5,317,485
"QP", Series 3149, 5.0%, 10/15/2031	7,500,000	7,600,165
"DC", Series 2541, 5.05%, 3/15/2031	120,915	120,736
"EB", Series 3062, 5.5%, 9/15/2021	1,978,603	2,021,685
"NB", Series 2984, 5.5%, 11/15/2027	3,449,078	3,452,681
"PA", Series 3283, 5.5%, 7/15/2036	6,819,906	7,128,609
"PA", Series 2301, 6.0%, 10/15/2013	4,953,830	5,157,050
"BT", Series 2448, 6.0%, 5/15/2017	3,053	3,265
"PY", Series 3217, 6.0%, 7/15/2029	2,267,569	2,266,720
Federal National Mortgage Association:
"JM", Series 2004-29, 4.5%, 5/25/2019	8,816,013	9,017,123
"TA", Series 2007-77, 5.5%, 12/25/2029	3,329,120	3,391,638
"AB", Series 2006-3, 5.5%, 10/25/2032	6,874,176	7,041,200
"A1", Series 2003-7, 6.5%, 12/25/2042	2,633,121	2,913,727
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	4,995,949	3,583,434
GMAC Mortgage Corp. Loan Trust, "A6", Series 2004-JR1, 0.711% *, 12/25/2033	1,068,802	1,033,541
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	6,810,918	6,978,011
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.965% *, 1/25/2036	6,845,004	6,619,071
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 2.742% *, 7/25/2035	1,095,700	535,587
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.065% *, 8/25/2035	6,558,023	6,571,099
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 4.569% *, 6/25/2036	7,788,748	7,597,269
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% *, 7/28/2024	55,773	37,634
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% *, 4/28/2024	11,572	11,207
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	3,373,628	3,458,276
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,891,486	1,772,827
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,434,657	1,440,497
Residential Funding Mortgage Securities I, "A16", Series 2003-S7, 0.711% *, 5/25/2033	256,183	256,055
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 4.643% *, 7/25/2034	1,927,993	1,929,512
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	1,121,937	1,124,187
Vericrest Opportunity Loan Transferee:
"A", Series 2010-NPL1, 144A, 4.25% *, 5/25/2039	3,222,296	3,218,752
"M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039	6,974,521	6,837,671
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.705% *, 5/25/2035	9,000,000	8,257,491
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	7,417,647	7,400,446
Wells Fargo Mortgage Backed Securities Trust:
"A7", Series 2004-L, 4.747% *, 7/25/2034	4,000,000	4,052,220
"A7", Series 2003-2, 5.25%, 2/25/2018	5,471,946	5,687,765
"A1", Series 2005-AR14, 5.366% *, 8/25/2035	10,915,279	10,640,683
"2A6", Series 2005-11, 5.5%, 11/25/2035	9,557,726	9,526,998
"A20", Series 2007-4, 5.5%, 4/25/2037	4,911,271	4,863,042
"1A15", Series 2006-9, 6.0%, 8/25/2036	1,676,330	1,667,508

Total Collateralized Mortgage Obligations (Cost $230,352,639)		229,533,619
Government & Agency Obligations 12.5%
Other Government Related (b) 3.4%
Achmea Hypotheekbank NV, 144A, 3.2%, 11/3/2014	4,685,000	4,874,386
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,655,121
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,817,818
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,739,438
FIH Erhvervsbank AS:
144A, 2.0%, 6/12/2013	8,035,000	8,168,445
144A, 2.45%, 8/17/2012	6,000,000	6,150,072
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,407,656
International Bank for Reconstruction & Development:
5.05% *, 1/14/2025	12,500,000	12,368,750
5.25% *, 4/9/2025	5,540,000	5,434,186
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	4,700,000	5,027,209
Kreditanstalt fuer Wiederaufbau, 1.375%, 7/15/2013	7,505,000	7,562,864
Nationwide Building Society, 144A, 0.464% *, 5/17/2012	2,000,000	1,997,032
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 4.5%, 9/30/2012 (a)	2,910,000	3,055,657

		91,258,634
Sovereign Bonds 2.1%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	7,265,000	7,428,870
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	9,456,672
Province of Nova Scotia, Canada, 7.25%, 7/27/2013	11,250,000	12,916,755
Province of Ontario, Canada, 0.434% *, 11/19/2012	4,700,000	4,703,318
Republic of Italy, 2.125%, 10/5/2012 (a)	7,500,000	7,491,825
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,728,389
State of Qatar, 144A, 4.0%, 1/20/2015	9,250,000	9,573,750

		58,299,579
US Government Sponsored Agencies 2.6%
Federal Home Loan Bank:
0.875%, 12/27/2013	9,375,000	9,292,781
1.875%, 6/21/2013	6,545,000	6,697,538
Federal Home Loan Mortgage Corp., 2.125%, 9/21/2012	10,000,000	10,255,980
Federal National Mortgage Association:
0.375%, 12/28/2012	9,380,000	9,320,465
1.125%, 7/30/2012	1,870,000	1,886,352
1.394% *, 8/8/2011 (a)	18,000,000	17,980,200
1.625%, 10/26/2015	9,370,000	9,132,742
1.75%, 3/23/2011	5,000,000	5,017,210

		69,583,268
US Treasury Obligations 4.4%
US Treasury Bill, 0.15% ***, 3/17/2011 (c)	2,913,000	2,912,350
US Treasury Notes:
0.5%, 11/30/2012 (a)	57,000,000	56,926,527
0.875%, 2/29/2012 (d)	30,000,000	30,174,600
1.125%, 6/15/2013 (a)	5,000,000	5,041,000
1.25%, 8/31/2015	13,000,000	12,643,514
1.25%, 9/30/2015	5,900,000	5,724,381
1.875%, 6/30/2015	4,040,000	4,056,095

		117,478,467

Total Government & Agency Obligations (Cost $335,421,229)		336,619,948
Loan Participations and Assignments 6.8%
Senior Loans* 6.2%
Acosta, Inc., Term Loan B, 2.52%, 7/28/2013	497,403	491,434
Advantage Sales & Marketing, Inc., Term Loan B, 5.25%, 12/14/2017	2,000,000	2,008,760
AEI Finance Holding LLC:
Term Loan, 3.303%, 3/30/2012	73,613	72,969
Term Loan, 3.303%, 3/30/2014	2,643,556	2,620,425
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/15/2016	1,000,000	1,005,000
American Seafoods Group LLC, Term Loan B, 5.5%, 5/7/2015	2,068,819	2,075,935
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	1,450,313	1,441,248
Arizona Chemical, Inc., Term Loan B, 6.75%, 11/21/2016	371,011	376,199
Armstrong World Industries, Inc., Term Loan B, 5.0%, 5/23/2017	375,000	378,399
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	3,980,000	4,009,850
Asurion Corp.:
First Lien Term Loan, 3.265%, 7/3/2014	3,213,106	3,069,320
Incremental Term Loan B-2, 6.75%, 3/31/2015	500,000	502,437
Second Lien Term Loan, 6.762%, 7/3/2015	948,276	896,320
Atlantic Broadband Finance LLC, Term Loan B, 5.0%, 11/27/2015	723,913	730,338
Avaya, Inc., Term Loan, 3.034%, 10/24/2014	3,941,056	3,747,945
Bausch & Lomb, Inc.:
Term Delay Draw, 3.511%, 4/24/2015	378,090	377,711
Term Loan, 3.553%, 4/24/2015	1,559,118	1,557,559
Big West Oil LLC, Term Loan, 7.0%, 3/31/2016	500,000	507,500
Blount International, Inc., Term Loan B, 5.5%, 8/9/2016	500,000	502,500
BNY ConvergEx Group LLC, First Lien Term Loan, 5.25%, 12/16/2016	1,000,000	1,007,085
Bucyrus International, Inc., Term Loan C, 4.25%, 2/19/2016	497,542	499,965
Burger King Corp., Term Loan B, 6.25%, 10/19/2016	2,000,000	2,033,180
Calumet Lubricants Co., LP:
Letter of Credit, 4.141%, 1/3/2015	89,433	86,526
Term Loan B, 4.286%, 1/3/2015	657,124	635,768
Cedar Fair LP, Term Loan B, 5.5%, 12/15/2016	492,367	498,113
Cenveo Corp., Term Loan B, 6.25%, 12/14/2016	500,000	504,582
Cequel Communications LLC, Term Loan, 2.261%, 11/5/2013	1,000,000	994,480
Chemtura, Term Loan B, 5.5%, 8/27/2016	1,000,000	1,010,310
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,819,271	1,805,626
ClientLogic Corp., Term Loan, 5.79%, 1/30/2014	1,710,338	1,636,220
Coach America Holdings, Inc.:
First Lien Term Loan, 3.04%, 4/18/2014	1,228,067	999,340
Letter of Credit, 3.04%, 4/20/2014	262,408	213,534
Community Health Systems, Inc.:
Term Delay Draw, 2.544%, 7/25/2014	138,473	135,297
Term Loan, 2.544%, 7/25/2014	2,760,598	2,697,284
Conseco, Inc., Term Loan B, 7.50%, 12/31/2016	2,500,000	2,522,500
DaVita, Inc., Term Loan B, 4.5%, 10/20/2016	1,000,000	1,010,705
Delta Air Lines, Inc., Term Loan, 8.75%, 9/27/2013	987,500	997,992
Denny's, Inc., Term Loan B, 6.5%, 9/20/2016	960,000	973,603
DineEquity, Inc., Term Loan B, 6.0%, 10/19/2017	937,778	953,453
Dresser, Inc., Second Lien Term Loan, 6.034%, 5/4/2015	500,000	500,375
Dunkin' Brands, Inc., Term Loan B, 5.75%, 11/23/2017	1,000,000	1,013,475
Fairmount Minerals Ltd., Term Loan B, 6.25%, 8/5/2016	1,000,000	1,018,750
Fidelity National Information Solutions, Inc., Term Loan B, 5.25%, 7/18/2016	997,500	1,011,211
First Data Corp.:
Term Loan B1, 3.011%, 9/24/2014	477,843	442,688
Term Loan B2, 3.011%, 9/24/2014	1,896,783	1,757,293
Flextronics International Ltd.:
Term Loan B, 2.508%, 10/1/2012	492,366	486,561
Term Delay Draw A-1-B, 2.511%, 10/1/2014	1,463,163	1,445,912
Focus Brands, Inc., Term Loan, 7.25%, 11/4/2016	1,905,455	1,928,082
Freescale Semiconductor, Inc., Term Loan B, 4.508%, 12/1/2016	3,763,607	3,645,204
Getty Images, Inc., Term Loan, 5.25%, 11/7/2016	2,600,000	2,625,675
Great Point Power, Term Delay Draw, 5.5%, 3/10/2017	295,909	296,526
Gymboree Corp., Term Loan, 5.5%, 11/23/2017	500,000	503,555
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	4,000,000	4,000,820
Hercules Offshore LLC, Term Loan B, 6.0%, 7/11/2013	1,234,260	1,158,150
IMS Health, Inc., Term Loan B, 5.25%, 2/26/2016	495,120	501,133
Ineos US Finance LLC:
Term Loan B-2, 7.501%, 12/16/2013	1,239,796	1,279,085
Term Loan C-2, 8.001%, 12/16/2014	1,239,796	1,285,284
Intelsat Jackson Holdings Ltd., Term Loan, 3.29%, 2/2/2014	3,000,000	2,859,750
Interactive Data Corp., Term Loan B, 6.75%, 1/27/2017	1,492,500	1,514,082
Kenan Advantage Group, Inc.:
Term Loan, 5.5%, 7/22/2016	500,000	501,563
Term Loan, 6.25%, 6/11/2016	500,000	501,878
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	750,000	754,687
Language Line LLC:
Term Loan B, 6.25%, 7/3/2016	2,000,000	2,011,326
Second Lien Term Loan, 10.5%, 12/16/2016	400,000	409,334
Las Vegas Sands LLC:
Term Delay Draw, 3.03%, 11/23/2016	167,350	161,237
Term Loan B, 3.03%, 11/23/2016	832,650	802,233
Leslie's Poolmart, Inc., Term Loan, 6.0%, 11/30/2017	500,000	504,687
LodgeNet Entertainment Corp., Term Loan, 2.31%, 4/4/2014	241,185	225,308
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	2,977,500	3,007,275
Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/2014	1,075,678	1,092,620
MDA Information Products Ltd., Term Loan, 7.0%, 12/21/2016	350,000	346,500
MedAssets, Inc., Term Loan, 5.25%, 11/16/2016	1,000,000	1,006,875
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	995,000	990,856
Michaels Stores, Inc., Term Loan B-1, 2.563%, 10/31/2013	972,162	947,737
Microsemi Corp., Term Loan B, 5.0%, 11/2/2017	1,000,000	1,008,330
Midcontinent Communications, Term Loan B, 6.25%, 12/31/2016	748,125	757,290
Momentive Specialty Chemicals, Inc.:
Term Loan C-1, 2.563%, 5/6/2013	1,368,864	1,347,045
Term Loan C-2, 2.563%, 5/6/2013	609,324	599,611
Term Loan C-1, 4.063%, 5/5/2015	1,363,961	1,355,443
Term Loan C-2, 4.063%, 5/5/2015	292,395	290,569
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	942,857	940,264
NBTY, Inc., Term Loan B, 6.25%, 10/2/2017	400,000	406,400
Neiman Marcus Group, Inc., Term Loan B-2, 4.303%, 4/6/2016	2,200,000	2,183,500
NEP II, Inc., Term Loan B, 2.544%, 2/16/2014	1,413,261	1,363,797
Noranda Aluminum Acquisition Corp., Term Loan B, 2.011%, 5/18/2014	377,749	374,444
Nuveen Investments, Inc., First Lien Term Loan, 3.303%, 11/13/2014	4,000,000	3,830,840
Oceania Cruises, Inc., Term Loan B, 5.06%, 4/27/2015	2,000,000	1,890,000
OSI Restaurant Partners LLC:
Term Loan, 2.563%, 6/14/2013	195,751	187,397
Term Loan B, 2.625%, 6/14/2014	2,026,020	1,939,559
Pelican Products, Inc., Term Loan B, 5.75%, 11/30/2016	750,000	754,924
Petco Animal Supplies, Inc., Term Loan B-1, 6.0%, 11/24/2017	3,000,000	3,007,815
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	2,000,000	2,004,170
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016	197,324	200,346
Pinnacle Foods Holdings Corp., Term Loan B, 2.761%, 4/2/2014	2,832,743	2,782,292
Polymer Group, Inc., Term Loan 2, 7.0%, 11/24/2014	993,130	994,982
Postmedia Network, Inc., Term Loan, 9.0%, 7/13/2016	861,094	875,629
Quad/Graphics, Inc., Term Loan B, 5.5%, 4/14/2016	997,500	981,700
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	496,250	498,344
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	500,000	503,750
Reynolds Group Holdings, Inc.:
Term Loan D, 6.5%, 5/5/2016	1,750,000	1,773,406
Term Loan, 6.75%, 5/5/2016	1,975,078	1,996,992
Rockwood Specialties Group, Inc., Term Loan H, 6.0%, 5/15/2014	1,615,639	1,629,574
Sabre, Inc., Term Loan B, 2.261%, 9/30/2014	2,980,371	2,737,470
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	440,625	441,451
Savvis Communications Corp., Term Loan, 6.75%, 8/4/2016	500,000	508,645
Sheridan Production Partners I LLC:
Term Loan, 7.5%, 4/20/2017	3,271,677	3,301,842
Term Loan 1-A, 7.5%, 4/20/2017	433,524	437,521
Term Loan 1-M, 7.5%, 4/20/2017	264,799	267,240
Six Flags Theme Parks, Inc., Term Loan B, 5.5%, 6/30/2016	1,000,000	1,010,235
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	2,550,459	2,441,159
Spansion LLC, Term Loan B, 6.5%, 1/8/2015	1,117,476	1,134,244
Springboard Finance LLC, Term Loan A, 7.0%, 2/23/2015	288,750	290,116
SRAM LLC, Term Loan B, 5.0%, 4/30/2015	1,220,690	1,234,422
Sun Healthcare Group, Inc., Term Loan B, 8.0%, 10/15/2016	494,444	492,486
SunGard Data Systems, Inc.:
Term Loan A, 2.014%, 2/28/2014	107,499	104,965
Term Loan B, 3.911%, 2/26/2016	2,754,642	2,742,591
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/16/2016	3,000,000	2,992,614
Tenneco, Inc., Term Loan B, 5.053%, 6/3/2016	497,500	502,681
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	997,500	1,008,373
Transdigm, Inc., Term Loan B, 5.0%, 12/6/2016	500,000	505,595
Travelport LLC:
Term Delay Draw, 4.963%, 8/21/2015	984,694	929,000
Term Loan B, 4.963%, 8/21/2015	1,000,000	943,440
United Airlines, Inc., Term Loan B, 2.313%, 2/3/2014	3,971,108	3,846,196
Universal City Development Partners Ltd., Term Loan B, 5.5%, 11/6/2014	1,322,481	1,336,804
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014	3,728,846	3,428,674
Venoco, Inc., Term Loan, 4.313%, 5/8/2014	2,661,002	2,562,319
Viking Acquisition, Term Loan, 6.0%, 11/5/2016	500,000	501,878
VML US Finance LLC:
Term Delay Draw Loan B, 4.8%, 5/25/2012	605,137	605,893
Term Loan B, 4.8%, 5/27/2013	1,047,650	1,048,960
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	1,000,000	992,500
Term Loan B, 10.5%, 9/16/2016	1,000,000	1,007,505
Warner Chilcott Co., LLC:
Term Loan B-4, 6.5%, 2/22/2016	122,549	123,880
Term Loan A, 6.0%, 10/30/2014	305,085	306,419
Term Loan B-2, 6.25%, 4/30/2015	251,405	253,591
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015	247,500	249,652
Term Loan B-1, 6.25%, 4/30/2015	150,978	152,290
WC Luxco SARL, Term Loan B-3, 6.5%, 2/22/2016	253,652	256,407

		167,302,610
Sovereign Loans 0.6%
Gazprom, 144A, 8.125%, 7/31/2014	5,330,000	6,022,900
VTB Bank, 144A, 6.609%, 10/31/2012	7,825,000	8,343,015

		14,365,915

Total Loan Participations and Assignments (Cost $176,906,743)		181,668,525
Municipal Bonds and Notes 2.0%
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2015	8,335,000	9,354,871
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	2,865,000	3,028,219
Dallas, TX, Waterworks & Sewer Systems Revenue, Prerefunded, 5.375%, 10/1/2013, INS: AGMC	1,665,000	1,829,186
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2015	4,815,000	5,408,689
Illinois, State General Obligation, 3.321%, 1/1/2013 (e)	5,900,000	5,918,290
Kentucky, State Property & Buildings Commission Revenues, Series A, 5.0%, 11/1/2014	8,990,000	9,983,035
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014	2,952,928	2,980,656
Pennsylvania, State General Obligation, 5.25%, 2/1/2014, INS: NATL	5,290,000	5,932,788
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 5.0%, 2/1/2014	7,855,000	8,735,074

Total Municipal Bonds and Notes (Cost $53,484,101)		53,170,808

	Shares	Value ($)
Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $106,318,059)	106,318,059	106,318,059
Cash Equivalents 2.6%
Central Cash Management Fund, 0.19% (f) (Cost $69,034,871)	69,034,871	69,034,871

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,704,247,815) †	102.6	2,752,700,623
Other Assets and Liabilities, Net	(2.6)	(69,377,762)

Net Assets	100.0	2,683,322,861

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of December 31, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,708,101,684. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $44,598,939. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $66,298,862 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,699,923.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $103,941,643 which is 3.9% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At December 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At December 31, 2010, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Taxable issue.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
INS: Insured
IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	565	59,696,318	445,478
10 Year US Treasury Note	USD	3/22/2011	833	100,324,438	(2,616,818)
2 Year US Treasury Note	USD	3/31/2011	6,008	1,315,188,750	664,582
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	385	56,080,398	(62,443)
United Kingdom Long Gilt Bond	GBP	3/29/2011	144	26,826,734	(127,971)
Total net unrealized depreciation					(1,697,172)

At December 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2011	377	46,469,999	(213,356)
10 Year Japanese Government Bond	JPY	3/10/2011	63	109,107,402	(506,159)
5 Year US Treasury Note	USD	3/31/2011	3,800	447,331,250	87,946
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	810	135,635,912	881,086
Total net unrealized appreciation					249,517

At December 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation($)

3/22/2010 6/20/2015	7,530,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(3,560)	(42,719)	39,159
6/22/2009 9/20/2014	12,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,580,586	(191,373)	1,771,959
Total unrealized appreciation					1,811,118

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At December 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/26/2009 6/26/2011	60,000,0003	Floating — LIBOR	Fixed — 1.598%	373,151	—	373,151
6/26/2009 6/26/2012	20,000,0003	Floating — LIBOR	Fixed — 2.26%	502,548	—	502,548
10/12/2011 10/12/2012	1,000,000,0004	Fixed — 0.7%	Floating — LIBOR	2,262,180	49,400	2,212,780
6/29/2009 7/1/2013	20,000,0005	Floating — LIBOR	Fixed — 2.71%	839,561	—	839,561
10/12/2011 10/12/2015	400,000,0003	Fixed — 1.7%	Floating — LIBOR	11,126,648	(242,845)	11,369,493
10/28/2010 10/28/2025	4,840,0001	Floating — LIBOR	Floating — 4.138% ††	(152,613)	—	(152,613)
11/1/2010 11/1/2025	6,350,0006	Floating — LIBOR	Floating— 4.293% ††	(573,359)	—	(573,359)
11/12/2010 11/12/2025	9,670,0001	Floating — LIBOR	Floating — 4.286% ††	(281,633)	—	(281,633)
11/15/2010 11/15/2025	9,670,0006	Floating — LIBOR	Floating — 4.586% ††	(813,484)	—	(813,484)
11/16/2010 11/16/2025	4,840,0001	Floating — LIBOR	Floating — 4.584% ††	(97,367)	—	(97,367)
11/19/2010 11/19/2025	4,840,0006	Floating — LIBOR	Floating — 4.784% ††	(384,107)	—	(384,107)
11/23/2010 11/23/2025	2,420,0001	Floating — LIBOR	Floating — 4.834% ††	(31,956)	—	(31,956)
Total net unrealized appreciation					12,963,014

†† This interest rate swap is shown at its current rate as of December 31, 2010.

At December 31, 2010, total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/9/2010 6/1/2012	102,300,0005	0.450%	Global Interest Rate Strategy Index	166,028	68,200	97,828

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	Bank of America
4	The Goldman Sachs & Co.
5	Citigroup, Inc.
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

At December 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	59,272,989	AUD	60,040,000	1/25/2011	1,927,158	UBS AG
USD	32,137,414	CAD	32,368,000	1/25/2011	400,325	UBS AG
USD	8,944,130	JPY	750,247,000	1/25/2011	299,231	UBS AG
USD	24,598,857	NOK	145,854,000	1/25/2011	365,813	UBS AG
USD	25,478,314	SEK	173,710,000	1/25/2011	327,738	UBS AG
GBP	17,805,000	USD	27,819,155	1/25/2011	65,032	UBS AG
Total unrealized appreciation					3,385,297

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	43,823,000	USD	45,637,311	1/25/2011	(1,247,251)	UBS AG
EUR	2,887,000	USD	3,850,354	1/25/2011	(7,375)	UBS AG
NZD	52,557,000	USD	39,095,576	1/25/2011	(1,769,631)	UBS AG
Total unrealized depreciation					(3,024,257)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$1,259,044,353	$4,234,798	$1,263,279,151
Mortgage-Backed Securities Pass-Throughs	—	55,991,036	—	55,991,036
Asset-Backed	—	181,208,768	8,652,064	189,860,832
Commercial Mortgage-Backed Securities	—	267,223,774	—	267,223,774
Collateralized Mortgage Obligations	—	226,314,867	3,218,752	229,533,619
Government & Agency Obligations	—	315,904,662	17,802,936	333,707,598
Loan Participations and Assignments	—	181,668,525	—	181,668,525
Municipal Bonds and Notes	—	53,170,808	—	53,170,808
Short-Term Investments(j)	175,352,930	2,912,350	—	178,265,280
Derivatives(k)	—	20,591,776	—	20,591,776
Total	$175,352,930	$2,564,030,919	$33,908,550	$2,773,292,399

Liabilities
Derivatives(k	$(1,447,655)	$(5,358,776)	$—	$(6,806,431)
Total	$(1,447,655)	$(5,358,776)	$—	$(6,806,431)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed		Collateralized Mortgage Obligations		Government & Agency Obligations	Total
Balance as of September 30, 2010	$26,307,948	$18,920,454		$14,120,889		$18,034,460	$77,383,751
Realized gains (loss)	6,250	356,435		8,410		—	371,095
Change in unrealized appreciation (depreciation)	1,293,689	455,318		(318,389)		(231,524)	1,199,094
Amortization premium/ discount	2,911	—		—		—	2,911
Net purchases (sales)	(23,376,000)	(2,130,343)		(2,002,423)		—	(27,508,766)
Transfers into Level 3	—	—		—		—	—
Transfers (out) of Level 3	—	(8,949,800	)(l)	(8,589,735	) (l)	—	(17,539,535)
Balance as of December 31, 2010	4,234,798	8,652,064		3,218,752		17,802,936	33,908,550
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$1,293,689	$455,318		$(318,389)		$(231,524)	$1,199,094

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$1,811,118	$—
Foreign Exchange Contracts	$—	$—	$361,040
Interest Rate Contracts	$(1,447,655)	$13,060,842	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011